Share-based compensation - Share Holding Platform (Details) ¥ / shares in Units, ¥ in Thousands				1 Months Ended	12 Months Ended
	Mar. 07, 2018 CNY (¥) shares	Mar. 28, 2017 CNY (¥) shares	Jun. 28, 2016 CNY (¥) employee shares	Jun. 30, 2016 entity	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 $ / shares
Share-based compensation
Total fair value of modified award | ¥							¥ 236,181
Ordinary shares
Share-based compensation
Total fair value of modified award | ¥							2
Additional paid-in capital
Share-based compensation
Total fair value of modified award | ¥							236,179
Zto Es Holding Limited ("ZTO ES") | Four limited liability partnerships ("LLPs") established as shareholders of ZTO ES
Share-based compensation
Number of LLPs established in PRC | entity				4
Equity interest hold by each of the four LLPs (as a percent)				25.00%
Ordinary Share Units
Share-based compensation
Share-based compensation expense recorded | ¥					¥ 21,192	¥ 16,419
Fair value of underlying ordinary shares (in CNY/dollars per share) | $ / shares								$ 12.88		$ 12.88
Share Holding Platform | Ordinary shares
Share-based compensation
Shares issued to related party			16,000,000
Granted (in shares)		789,150	1,054,164		906,949
Number of units converted			3,504,000
Share-based compensation expense recorded | ¥					¥ 97,424
Fair value of underlying ordinary shares (in CNY/dollars per share) | $ / shares								16.99
Number of ordinary shares under Incentive Platform
Non-Vested, at beginning of the year					789,150
Granted (in shares)		789,150	1,054,164		906,949
Vested (in shares)					1,159,581
Non-Vested, at end of the year					536,518	789,150
Weighted average grant-date fair value
Weighted average, Non-Vested, at beginning of the year | ¥ / shares					¥ 88.59
Granted (in shares) | ¥ / shares					107.42
Vested (in shares) | ¥ / shares					103.32
Weighted average, Non-Vested, at end of the year | ¥ / shares					¥ 88.59	¥ 88.59
Share Holding Platform | Ordinary shares | Class A ordinary shares
Share-based compensation
Granted (in shares)	906,949
Cash subscription payment | ¥	¥ 0
Number of ordinary shares under Incentive Platform
Granted (in shares)	906,949
Share Holding Platform | Contingently convertible share units
Share-based compensation
Granted (in shares)			584,000
Conversion ratio of redeemable and contingently convertible share units			0.1667
Fair value of modified awards | ¥			¥ 236,181
Number of ordinary shares under Incentive Platform
Granted (in shares)			584,000
Share Holding Platform | Contingently convertible share units | Selling, general and administrative expenses
Share-based compensation
Share-based compensation expense recorded | ¥							60,981
Share Holding Platform | Contingently convertible share units | Additional paid-in capital
Share-based compensation
Total fair value of modified award | ¥							236,179
Share Holding Platform | Ordinary Share Units
Share-based compensation
Ratio or ordinary share units to ordinary share			5
Granted (in shares)		3,945,750	5,270,820
Number of units converted			17,520,000
Share-based compensation expense recorded | ¥					¥ 23,303	¥ 23,303	¥ 61,019
Fair value of underlying ordinary shares (in CNY/dollars per share) | (per share)							¥ 67.37	$ 12.88		$ 12.88
Unrecognized compensation expense | ¥									¥ 23,303
Weighted average period of recognizing compensation expense					1 year 2 months 1 day
Number of ordinary shares under Incentive Platform
Granted (in shares)		3,945,750	5,270,820
Share Holding Platform | Ordinary Share Units | Shares granted for cash subscription
Share-based compensation
Granted (in shares)			1,540,500
Number of employees to whom shares were granted for cash | employee			1
Cash subscription payment | ¥			¥ 10,000
Number of ordinary shares under Incentive Platform
Granted (in shares)			1,540,500
Share Holding Platform | Ordinary Share Units | Noncash shares granted
Share-based compensation
Granted (in shares)			3,730,320
Cash subscription payment | ¥		¥ 0	¥ 0
Vesting period		3 years
Number of ordinary shares under Incentive Platform
Granted (in shares)			3,730,320